ADVANCES FROM CUSTOMERS	7 Months Ended
Dec. 31, 2022
National Holdings Investments Ltd [Member]
ADVANCES FROM CUSTOMERS	NOTE 9 – ADVANCES FROM CUSTOMERS The following is a summary of advances received:

As of December 31,
2022
Advances from customers	64,981
Advances from customers	64,981